VESSEL AND CAPITALIZED DRY-DOCKING	9 Months Ended
Sep. 30, 2023
VESSEL AND CAPITALIZED DRY-DOCKING
VESSEL AND CAPITALIZED DRY-DOCKING

NOTE 2 – VESSEL AND CAPITALIZED DRY-DOCKING

Included in the carrying amount for “Vessels and capitalized dry-docking” are capitalized dry-docking costs in the amount of USD 74.8m (30 September 2022: USD 49.3m, 31 December 2022: USD 50.1m).

The depreciation for the nine months ended 30 September 2023 related to “Other plant and operating equipment” of USD 2.4m (30 September 2022: USD 1.8m, 31 December 2022: USD 2.8m) and “Land and buildings” of USD 1.8m (30 September 2022: USD 1.7m, 31 December 2022: USD 2.3m) is related to “Administrative expenses”.

IMPAIRMENT ASSESSMENT

For determination of the vessel values, TORM has carried out an impairment indicator assessment and has found no indication of impairment, and therefore, TORM does not find any need to reassess the recoverable amount as of 30 September 2023.

NOTE 2 - VESSEL AND CAPITALIZED DRY-DOCKING- -Continued

ASSETS HELD FOR SALE

During the first nine months of 2023, TORM sold four vessels of which two vessels were presented as assets held for sale as of 30 September 2023.

USDm	30 September 2023	30 September 2022	31 December 2022
Cost:
Balance as of beginning of period	2,421.2	2,443.3	2,443.3
Additions	377.8	63.5	77.2
Disposals	(33.8)	(5.3)	(14.2)
Transferred from prepayments	33.0	55.1	55.1
Transferred to assets held-for-sale	(80.9)	(140.1)	(140.2)
Balance	2,717.3	2,416.5	2,421.2

Depreciation:
Balance as of beginning of period	543.8	475.0	475.0
Disposals	(27.3)	(5.3)	(14.2)
Depreciation for the period	106.1	99.9	133.7
Transferred to assets held-for-sale	(35.1)	(50.7)	(50.7)
Balance	587.5	518.9	543.8

Impairment:
Balance as of beginning of period	21.5	30.5	30.5
Impairment losses on tangible fixed assets	—	2.8	2.7
Transferred to assets held-for-sale	(2.2)	(11.9)	(11.7)
Balance	19.3	21.4	21.5

Carrying amount	2,110.5	1,876.2	1,855.9